Schedule of Investments (unaudited)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Corporate Bonds & Notes

Advertising — 0.2%
Omnicom Group Inc./Omnicom Capital Inc., 3.60%,
04/15/26 (Call 01/15/26)	$6,006	$5,861,346

Aerospace & Defense — 2.2%
Boeing Co. (The)
2.20%, 02/04/26 (Call 01/09/24)	19,350	18,238,220
2.25%, 06/15/26 (Call 03/15/26)(a)	1,910	1,786,102
2.75%, 02/01/26 (Call 01/01/26)(a)	6,368	6,077,129
3.10%, 05/01/26 (Call 03/01/26)(a)	2,786	2,665,184
General Dynamics Corp.
1.15%, 06/01/26 (Call 05/01/26)(a)	2,778	2,572,647
2.13%, 08/15/26 (Call 05/15/26)(a)	2,025	1,914,148
L3Harris Technologies Inc., 3.85%, 12/15/26
(Call 09/15/26)	2,485	2,431,281
Lockheed Martin Corp., 3.55%, 01/15/26
(Call 10/15/25)	6,056	5,948,885
RTX Corp.
2.65%, 11/01/26 (Call 08/01/26)(a)	2,374	2,252,814
5.00%, 02/27/26 (Call 01/27/26)(a)	1,945	1,954,519
5.75%, 11/08/26 (Call 10/08/26)(a)	5,203	5,337,287
		51,178,216
Agriculture — 1.5%
Altria Group Inc.
2.63%, 09/16/26 (Call 06/16/26)(a)	1,361	1,293,263
4.40%, 02/14/26 (Call 12/14/25)	5,120	5,068,838
Archer-Daniels-Midland Co., 2.50%, 08/11/26
(Call 05/11/26)	5,081	4,786,738
BAT Capital Corp., 3.22%, 09/06/26 (Call 07/06/26)	3,906	3,737,820
BAT International Finance PLC, 1.67%, 03/25/26
(Call 02/25/26)(a)	6,193	5,772,781
Bunge Ltd. Finance Corp., 3.25%, 08/15/26
(Call 05/15/26)(a)	2,648	2,546,900
Philip Morris International Inc.
0.88%, 05/01/26 (Call 04/01/26)	3,060	2,812,254
2.75%, 02/25/26 (Call 11/25/25)(a)	3,175	3,050,116
4.88%, 02/13/26	6,615	6,635,522
		35,704,232
Airlines — 0.2%
American Airlines Pass Through Trust, Series
2014-1, Class A, 3.70%, 04/01/28(a)	98	91,365
Southwest Airlines Co., 3.00%, 11/15/26
(Call 08/15/26)	1,336	1,268,388
United Airlines Pass Through Trust
Series 2014-1, Class A, 4.00%, 10/11/27	565	544,511
Series 2014-2, Class A, 3.75%, 03/03/28	1,441	1,384,499
Series 2020-1, Class B, 4.88%, 07/15/27	1,139	1,112,330
		4,401,093
Alternate Investments — 0.1%
Blue Owl Capital Corp. II, 8.45%, 11/15/26
(Call 10/15/26)(a)(b)	1,395	1,443,787

Apparel — 0.3%
NIKE Inc., 2.38%, 11/01/26 (Call 08/01/26)	4,647	4,411,177
Tapestry Inc., 7.00%, 11/27/26(a)	3,235	3,336,888
		7,748,065
Auto Manufacturers — 3.9%
American Honda Finance Corp.
1.30%, 09/09/26(a)	3,693	3,403,371
2.30%, 09/09/26	2,304	2,181,483
	Par
Security	(000)	Value

Auto Manufacturers (continued)
4.75%, 01/12/26(a)	$585	$586,251
4.95%, 01/09/26	120	120,575
5.25%, 07/07/26	3,995	4,065,401
Ford Motor Co., 4.35%, 12/08/26 (Call 09/08/26)	5,890	5,752,904
Ford Motor Credit Co. LLC
2.70%, 08/10/26 (Call 07/10/26)	5,386	5,006,670
4.39%, 01/08/26	5,345	5,209,840
4.54%, 08/01/26 (Call 06/01/26)	2,910	2,828,009
6.95%, 03/06/26 (Call 02/06/26)	4,870	4,979,498
6.95%, 06/10/26 (Call 05/10/26)	3,315	3,401,116
General Motors Financial Co. Inc.
1.25%, 01/08/26 (Call 12/08/25)(a)	6,185	5,753,554
1.50%, 06/10/26 (Call 05/10/26)	4,973	4,582,881
4.00%, 10/06/26 (Call 07/06/26)(a)	2,765	2,697,132
5.25%, 03/01/26 (Call 12/01/25)(a)	4,865	4,881,133
5.40%, 04/06/26	6,560	6,603,483
PACCAR Financial Corp.
1.10%, 05/11/26	1,268	1,175,884
4.45%, 03/30/26(a)	1,540	1,538,573
5.05%, 08/10/26	845	856,943
5.20%, 11/09/26	1,255	1,276,973
Toyota Motor Corp.
1.34%, 03/25/26 (Call 02/25/26)(a)	4,002	3,735,318
5.28%, 07/13/26 (Call 06/13/26)	1,395	1,418,189
Toyota Motor Credit Corp.
0.80%, 01/09/26(a)	2,099	1,954,067
1.13%, 06/18/26	3,929	3,636,206
4.45%, 05/18/26	5,295	5,285,721
4.80%, 01/05/26(a)	1,590	1,596,918
5.00%, 08/14/26	2,780	2,808,071
5.40%, 11/20/26(a)	3,400	3,473,956
		90,810,120
Auto Parts & Equipment — 0.0%
Magna International Inc., 5.98%, 03/21/26
(Call 03/21/24)	155	155,154

Banks — 26.0%
Banco Santander SA, 1.85%, 03/25/26(a)	5,978	5,569,885
Bank of America Corp.
3.50%, 04/19/26(a)	9,957	9,703,336
4.25%, 10/22/26	8,111	7,996,966
4.45%, 03/03/26	8,005	7,932,963
6.22%, 09/15/26(a)	1,330	1,375,935
Bank of America NA, 5.53%, 08/18/26
(Call 07/18/26)(a)	7,945	8,093,565
Bank of Montreal
1.25%, 09/15/26	5,413	4,949,131
5.27%, 12/11/26	3,770	3,818,082
5.30%, 06/05/26	5,690	5,749,524
Bank of New York Mellon Corp. (The)
0.75%, 01/28/26 (Call 12/28/25)(a)	3,594	3,331,785
1.05%, 10/15/26 (Call 09/15/26)	2,082	1,894,665
2.45%, 08/17/26 (Call 05/17/26)(a)	3,015	2,855,900
2.80%, 05/04/26 (Call 02/04/26)	2,745	2,634,486
Bank of Nova Scotia (The)
1.05%, 03/02/26	4,717	4,363,313
1.30%, 09/15/26(a)	3,670	3,360,993
1.35%, 06/24/26(a)	2,975	2,746,046
2.70%, 08/03/26	4,797	4,559,271
4.75%, 02/02/26	3,875	3,869,576
5.35%, 12/07/26	4,050	4,108,942

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
Barclays PLC
4.38%, 01/12/26	$10,177	$10,037,868
5.20%, 05/12/26	8,310	8,264,281
BPCE SA, 3.38%, 12/02/26	3,119	3,013,489
Canadian Imperial Bank of Commerce
1.25%, 06/22/26 (Call 05/22/26)	3,635	3,347,287
5.62%, 07/17/26	1,985	2,023,060
5.93%, 10/02/26(a)	3,240	3,328,445
Citibank NA, 5.49%, 12/04/26 (Call 11/04/26)(a)	7,803	7,953,581
Citigroup Inc.
3.20%, 10/21/26 (Call 07/21/26)(a)	11,775	11,264,805
3.40%, 05/01/26	7,772	7,525,703
3.70%, 01/12/26	8,079	7,897,608
4.30%, 11/20/26	3,867	3,802,206
4.60%, 03/09/26	5,983	5,936,365
Citizens Bank NA/Providence RI, 3.75%, 02/18/26
(Call 11/18/25)	1,827	1,760,131
Citizens Financial Group Inc., 2.85%, 07/27/26
(Call 04/25/26)	2,347	2,207,182
Commonwealth Bank of Australia/New York NY,
5.32%, 03/13/26	4,680	4,741,420
Cooperatieve Rabobank UA, 3.75%, 07/21/26	5,500	5,296,376
Cooperatieve Rabobank UA/NY
4.85%, 01/09/26	1,675	1,681,323
5.50%, 10/05/26(a)	3,545	3,623,541
Credit Suisse AG/New York NY, 1.25%, 08/07/26(a)	6,220	5,661,623
Deutsche Bank AG, 4.10%, 01/13/26(a)	992	970,882
Deutsche Bank AG/New York NY
1.69%, 03/19/26	4,700	4,399,556
4.10%, 01/13/26	1,450	1,418,626
Discover Bank
3.45%, 07/27/26 (Call 04/27/26)	4,294	4,089,774
4.25%, 03/13/26	1,505	1,467,360
Fifth Third Bank NA, 3.85%, 03/15/26
(Call 02/15/26)(a)	2,593	2,513,449
Goldman Sachs Group Inc. (The)
3.50%, 11/16/26 (Call 11/16/25)(a)	11,479	11,101,931
3.75%, 02/25/26 (Call 11/25/25)(a)	7,251	7,090,944
HSBC Holdings PLC
3.90%, 05/25/26	10,120	9,864,731
4.30%, 03/08/26(a)	12,193	12,003,995
4.38%, 11/23/26	4,909	4,808,691
JPMorgan Chase & Co.
2.95%, 10/01/26 (Call 07/01/26)(a)	11,722	11,223,607
3.20%, 06/15/26 (Call 03/15/26)	6,834	6,609,520
3.30%, 04/01/26 (Call 01/01/26)(a)	9,855	9,552,495
4.13%, 12/15/26(a)	7,828	7,708,215
7.63%, 10/15/26	1,882	2,015,443
JPMorgan Chase Bank N.A., 5.11%, 12/08/26
(Call 11/08/26)	9,105	9,220,728
KeyBank NA, 4.70%, 01/26/26 (Call 12/26/25)	1,130	1,108,058
KeyBank NA/Cleveland OH, 3.40%, 05/20/26	2,075	1,958,738
Lloyds Banking Group PLC, 4.65%, 03/24/26	6,044	5,944,209
Manufacturers & Traders Trust Co., 4.65%, 01/27/26
(Call 12/27/25)(a)	4,840	4,776,116
Mitsubishi UFJ Financial Group Inc.
2.76%, 09/13/26	4,148	3,929,584
3.85%, 03/01/26	9,670	9,465,272
Mizuho Financial Group Inc., 2.84%, 09/13/26	4,487	4,249,167
Morgan Stanley
3.13%, 07/27/26	11,167	10,713,553
	Par
Security	(000)	Value

Banks (continued)
3.88%, 01/27/26	$11,518	$11,311,901
4.35%, 09/08/26	8,455	8,327,439
6.25%, 08/09/26	2,808	2,895,452
Morgan Stanley Bank NA
4.75%, 04/21/26 (Call 03/21/26)	5,600	5,601,310
5.88%, 10/30/26 (Call 09/30/26)(a)	6,293	6,470,147
National Australia Bank Ltd./New York
2.50%, 07/12/26	5,655	5,376,384
3.38%, 01/14/26	4,882	4,763,236
4.97%, 01/12/26(a)	3,020	3,035,752
NatWest Group PLC, 4.80%, 04/05/26	6,546	6,505,022
PNC Financial Services Group Inc. (The)
1.15%, 08/13/26 (Call 07/13/26)(a)	3,016	2,757,566
2.60%, 07/23/26 (Call 05/24/26)(a)	4,421	4,190,515
Royal Bank of Canada
0.88%, 01/20/26	4,785	4,447,600
1.15%, 07/14/26(a)	2,720	2,497,591
1.20%, 04/27/26	6,415	5,937,131
1.40%, 11/02/26	3,475	3,178,146
4.65%, 01/27/26	5,759	5,731,178
4.88%, 01/12/26	3,895	3,904,373
5.20%, 07/20/26(a)	3,620	3,658,292
Santander Holdings USA Inc., 3.24%, 10/05/26
(Call 08/05/26)	4,100	3,867,696
State Street Corp.
2.65%, 05/19/26(a)	3,391	3,242,568
5.27%, 08/03/26 (Call 07/03/26)	5,105	5,164,021
Sumitomo Mitsui Financial Group Inc.
0.95%, 01/12/26(a)	4,339	4,023,498
1.40%, 09/17/26(a)	7,732	7,070,159
2.63%, 07/14/26(a)	10,030	9,519,349
3.01%, 10/19/26(a)	5,412	5,160,477
3.78%, 03/09/26	6,368	6,225,069
5.46%, 01/13/26	5,685	5,744,280
5.88%, 07/13/26	2,385	2,436,859
Toronto-Dominion Bank (The)
0.75%, 01/06/26(a)	5,593	5,191,954
1.20%, 06/03/26(a)	5,260	4,847,418
1.25%, 09/10/26	5,658	5,183,801
5.10%, 01/09/26(a)	1,335	1,345,907
5.26%, 12/11/26	2,295	2,333,319
5.53%, 07/17/26(a)	7,088	7,213,230
Truist Bank
3.30%, 05/15/26 (Call 04/15/26)(a)	3,329	3,185,674
3.80%, 10/30/26 (Call 09/30/26)	3,448	3,312,528
U.S. Bancorp.
3.10%, 04/27/26 (Call 03/27/26)(a)	4,224	4,051,698
Series V, 2.38%, 07/22/26 (Call 06/22/26)	5,800	5,469,851
UBS AG, 1.25%, 06/01/26(a)	2,945	2,709,894
UBS Group AG, 4.55%, 04/17/26	8,026	7,928,118
Wachovia Corp., 7.57%, 08/01/26(c)	970	1,027,868
Wells Fargo & Co.
3.00%, 04/22/26	13,551	13,010,525
3.00%, 10/23/26(a)	13,937	13,278,781
4.10%, 06/03/26	8,956	8,777,838
Wells Fargo Bank NA
4.81%, 01/15/26 (Call 12/15/25)(a)	7,845	7,858,732
5.25%, 12/11/26 (Call 11/09/26)(a)	8,835	8,957,284
5.45%, 08/07/26 (Call 07/07/26)	8,384	8,515,741
Westpac Banking Corp.
1.15%, 06/03/26(a)	5,065	4,679,219

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Banks (continued)
2.70%, 08/19/26(a)	$4,652	$4,448,497
2.85%, 05/13/26	6,336	6,097,436
		608,953,626
Beverages — 1.5%
Anheuser-Busch Companies LLC/Anheuser-Busch
InBev Worldwide Inc., 3.65%, 02/01/26
(Call 11/01/25)(a)	9,013	8,847,859
Constellation Brands Inc.
3.70%, 12/06/26 (Call 09/06/26)	2,542	2,474,411
5.00%, 02/02/26 (Call 02/02/24)	1,455	1,453,371
Diageo Capital PLC, 5.38%, 10/05/26
(Call 09/05/26)	1,845	1,883,058
Keurig Dr Pepper Inc., 2.55%, 09/15/26
(Call 06/15/26)	1,855	1,756,366
Molson Coors Beverage Co., 3.00%, 07/15/26
(Call 04/15/26)	7,756	7,434,465
PepsiCo Inc.
2.38%, 10/06/26 (Call 07/06/26)	3,513	3,342,793
2.85%, 02/24/26 (Call 11/24/25)	3,261	3,155,889
4.55%, 02/13/26 (Call 01/13/26)	1,360	1,362,469
5.13%, 11/10/26 (Call 10/10/26)(a)	2,435	2,480,664
		34,191,345
Biotechnology — 0.7%
Amgen Inc.
2.60%, 08/19/26 (Call 05/19/26)	5,772	5,493,068
5.51%, 03/02/26 (Call 03/02/24)(a)	1,055	1,054,977
Gilead Sciences Inc., 3.65%, 03/01/26
(Call 12/01/25)	11,171	10,921,724
		17,469,769
Building Materials — 0.2%
Johnson Controls International PLC, 3.90%,
02/14/26 (Call 11/14/25)	2,442	2,389,371
Owens Corning, 3.40%, 08/15/26 (Call 05/15/26)(a)	1,607	1,546,431
Trane Technologies Financing Ltd., 3.50%, 03/21/26
(Call 01/21/26)(a)	1,597	1,556,582
Vulcan Materials Co., 5.80%, 03/01/26
(Call 03/01/24)	173	172,834
		5,665,218
Chemicals — 1.0%
Celanese U.S. Holdings LLC, 1.40%, 08/05/26
(Call 07/05/26)	1,950	1,775,707
Ecolab Inc., 2.70%, 11/01/26 (Call 08/01/26)(a)	2,949	2,821,934
EIDP Inc., 4.50%, 05/15/26 (Call 04/15/26)	2,515	2,509,528
FMC Corp.
3.20%, 10/01/26 (Call 08/01/26)	1,837	1,746,410
5.15%, 05/18/26 (Call 04/18/26)	2,125	2,125,755
Linde Inc./CT, 3.20%, 01/30/26 (Call 10/30/25)	2,771	2,699,069
Nutrien Ltd., 4.00%, 12/15/26 (Call 09/15/26)(a)	1,861	1,821,363
PPG Industries Inc., 1.20%, 03/15/26
(Call 02/15/26)	2,815	2,612,025
Sherwin-Williams Co. (The), 3.95%, 01/15/26
(Call 10/15/25)(a)	1,485	1,461,724
Westlake Corp., 3.60%, 08/15/26 (Call 05/15/26)(a)	3,333	3,225,584
		22,799,099
Commercial Services — 0.6%
Global Payments Inc.
1.20%, 03/01/26 (Call 02/01/26)(a)	4,335	4,004,430
4.80%, 04/01/26 (Call 01/01/26)(a)	2,814	2,799,529
GXO Logistics Inc., 1.65%, 07/15/26 (Call 06/15/26)	1,868	1,706,254
	Par
Security	(000)	Value

Commercial Services (continued)
PayPal Holdings Inc., 2.65%, 10/01/26
(Call 08/01/26)(a)	$5,494	$5,220,378
		13,730,591
Computers — 3.9%
Apple Inc.
0.70%, 02/08/26 (Call 01/08/26)	8,773	8,147,721
2.05%, 09/11/26 (Call 07/11/26)	6,949	6,546,096
2.45%, 08/04/26 (Call 05/04/26)	8,247	7,875,538
3.25%, 02/23/26 (Call 11/23/25)(a)	11,449	11,183,795
CGI Inc., 1.45%, 09/14/26 (Call 08/14/26)(a)	2,459	2,243,191
Dell International LLC/EMC Corp.
4.90%, 10/01/26 (Call 08/01/26)	6,961	6,964,095
6.02%, 06/15/26 (Call 03/15/26)	12,680	12,956,529
DXC Technology Co., 1.80%, 09/15/26
(Call 08/15/26)	2,435	2,224,218
Fortinet Inc., 1.00%, 03/15/26 (Call 02/15/26)(a)	2,030	1,869,720
Genpact Luxembourg SARL/Genpact USA Inc.,
1.75%, 04/10/26 (Call 03/10/26)	1,095	1,018,092
Hewlett Packard Enterprise Co.
1.75%, 04/01/26 (Call 03/01/26)	3,594	3,354,644
6.10%, 04/01/26 (Call 04/01/24)(a)	325	325,236
HP Inc., 1.45%, 06/17/26 (Call 05/17/26)	2,500	2,302,928
IBM International Capital Pte. Ltd., 4.70%, 02/05/26	2,800	2,801,285
International Business Machines Corp.
3.30%, 05/15/26	10,670	10,353,329
3.45%, 02/19/26(a)	6,245	6,098,738
4.50%, 02/06/26(a)	2,325	2,319,774
Kyndryl Holdings Inc., 2.05%, 10/15/26
(Call 09/15/26)(a)	2,625	2,404,643
		90,989,572
Cosmetics & Personal Care — 0.9%
Colgate-Palmolive Co., 4.80%, 03/02/26	2,050	2,071,340
Conopco Inc., Series E, 7.25%, 12/15/26	994	1,063,452
Kenvue Inc., 5.35%, 03/22/26 (Call 02/22/26)	2,775	2,817,389
Procter & Gamble Co. (The)
1.00%, 04/23/26	3,537	3,292,642
2.45%, 11/03/26(a)	3,326	3,179,473
2.70%, 02/02/26(a)	2,785	2,694,749
4.10%, 01/26/26(a)	2,021	2,012,450
Unilever Capital Corp., 2.00%, 07/28/26(a)	3,206	3,025,722
		20,157,217
Diversified Financial Services — 4.1%
AerCap Ireland Capital DAC/AerCap Global
Aviation Trust
1.75%, 01/30/26 (Call 12/30/25)	4,323	4,025,838
2.45%, 10/29/26 (Call 09/29/26)	14,339	13,299,524
4.45%, 04/03/26 (Call 02/03/26)	2,053	2,017,419
Air Lease Corp.
1.88%, 08/15/26 (Call 07/15/26)	5,090	4,685,694
2.88%, 01/15/26 (Call 12/15/25)	5,926	5,660,336
3.75%, 06/01/26 (Call 04/01/26)	2,825	2,735,183
Aircastle Ltd., 4.25%, 06/15/26 (Call 04/15/26)	2,816	2,734,446
American Express Co.
1.65%, 11/04/26 (Call 10/04/26)	5,135	4,731,202
3.13%, 05/20/26 (Call 04/20/26)	4,106	3,965,087
4.90%, 02/13/26 (Call 01/13/26)(a)	3,575	3,588,701
Ameriprise Financial Inc., 2.88%, 09/15/26
(Call 06/15/26)(a)	2,605	2,493,563
Brookfield Finance Inc., 4.25%, 06/02/26
(Call 03/02/26)	2,118	2,083,315

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Diversified Financial Services (continued)
Capital One Financial Corp., 3.75%, 07/28/26
(Call 06/28/26)	$6,282	$6,053,951
Charles Schwab Corp. (The)
0.90%, 03/11/26 (Call 02/11/26)	4,839	4,454,654
1.15%, 05/13/26 (Call 04/13/26)	3,843	3,534,938
3.45%, 02/13/26 (Call 11/13/25)(a)	1,500	1,459,445
5.88%, 08/24/26 (Call 07/24/26)	3,449	3,531,141
Discover Financial Services, 4.50%, 01/30/26
(Call 11/30/25)(a)	2,451	2,418,703
Invesco Finance PLC, 3.75%, 01/15/26(a)	2,665	2,599,986
Legg Mason Inc., 4.75%, 03/15/26(a)	1,858	1,853,631
Mastercard Inc., 2.95%, 11/21/26 (Call 08/21/26)(a)	3,819	3,681,905
Nasdaq Inc., 3.85%, 06/30/26 (Call 03/30/26)(a)	2,447	2,391,139
Nomura Holdings Inc.
1.65%, 07/14/26	5,206	4,780,127
5.71%, 01/09/26	2,230	2,249,783
Synchrony Financial, 3.70%, 08/04/26
(Call 05/04/26)(a)	1,826	1,730,452
Voya Financial Inc., 3.65%, 06/15/26(a)	2,075	2,007,832
Western Union Co. (The), 1.35%, 03/15/26
(Call 02/15/26)	2,095	1,932,842
		96,700,837
Electric — 5.2%
AEP Transmission Co. LLC, 3.10%, 12/01/26
(Call 09/01/26)(a)	1,505	1,449,029
AES Corp. (The), 1.38%, 01/15/26 (Call 12/15/25)	3,720	3,447,924
Ameren Corp.
3.65%, 02/15/26 (Call 11/15/25)(a)	1,246	1,212,949
5.70%, 12/01/26 (Call 11/01/26)(a)	3,085	3,155,176
Baltimore Gas & Electric Co., 2.40%, 08/15/26
(Call 05/15/26)(a)	1,341	1,269,352
Black Hills Corp., 3.95%, 01/15/26 (Call 07/15/25)	1,710	1,668,851
CenterPoint Energy Houston Electric LLC, Series Z,
2.40%, 09/01/26 (Call 06/01/26)(a)	1,196	1,131,391
CenterPoint Energy Inc.
1.45%, 06/01/26 (Call 05/01/26)(a)	2,115	1,964,198
5.25%, 08/10/26(a)	1,195	1,211,377
Cleco Corporate Holdings LLC, 3.74%, 05/01/26
(Call 02/01/26)	2,117	2,050,096
CMS Energy Corp., 3.00%, 05/15/26
(Call 02/15/26)	966	924,695
Commonwealth Edison Co., 2.55%, 06/15/26
(Call 03/15/26)	2,080	1,987,354
Dominion Energy Inc.
Series A, 1.45%, 04/15/26 (Call 03/15/26)	2,365	2,196,322
Series D, 2.85%, 08/15/26 (Call 05/15/26)	1,513	1,434,305
DTE Energy Co., 2.85%, 10/01/26 (Call 07/01/26)(a)	2,601	2,464,762
Duke Energy Carolinas LLC, 2.95%, 12/01/26
(Call 09/01/26)	2,634	2,538,390
Duke Energy Corp., 2.65%, 09/01/26
(Call 06/01/26)(a)	6,061	5,762,804
Emera U.S. Finance LP, 3.55%, 06/15/26
(Call 03/15/26)(a)	3,231	3,103,709
Enel Americas SA, 4.00%, 10/25/26 (Call 07/25/26)	1,920	1,860,352
Entergy Arkansas LLC, 3.50%, 04/01/26
(Call 01/01/26)	2,778	2,710,682
Entergy Corp., 2.95%, 09/01/26 (Call 06/01/26)	2,793	2,660,499
Entergy Louisiana LLC, 2.40%, 10/01/26
(Call 07/01/26)	1,910	1,791,818
Evergy Kansas Central Inc., 2.55%, 07/01/26
(Call 04/01/26)	844	801,761
	Par
Security	(000)	Value

Electric (continued)
Eversource Energy
4.75%, 05/15/26(a)	$1,395	$1,386,507
Series U, 1.40%, 08/15/26 (Call 07/15/26)(a)	1,600	1,463,172
Exelon Corp., 3.40%, 04/15/26 (Call 01/15/26)(a)	3,117	3,024,665
Florida Power & Light Co., 4.45%, 05/15/26
(Call 04/15/26)	2,470	2,470,703
Fortis Inc./Canada, 3.06%, 10/04/26 (Call 07/04/26)	4,404	4,191,894
Georgia Power Co., 3.25%, 04/01/26
(Call 01/01/26)	1,487	1,433,794
ITC Holdings Corp., 3.25%, 06/30/26
(Call 03/30/26)	1,565	1,505,021
National Rural Utilities Cooperative Finance Corp.
1.00%, 06/15/26 (Call 05/15/26)	2,761	2,530,442
4.45%, 03/13/26 (Call 02/13/26)	1,250	1,244,020
5.60%, 11/13/26 (Call 10/13/26)	1,290	1,321,374
NextEra Energy Capital Holdings Inc., 4.95%,
01/29/26	3,650	3,652,272
Pacific Gas and Electric Co.
2.95%, 03/01/26 (Call 12/01/25)	2,256	2,150,987
3.15%, 01/01/26	7,896	7,590,516
PPL Capital Funding Inc., 3.10%, 05/15/26
(Call 02/15/26)	2,828	2,718,925
Public Service Electric & Gas Co.
0.95%, 03/15/26 (Call 02/15/26)	2,036	1,888,325
2.25%, 09/15/26 (Call 06/15/26)	2,178	2,055,734
San Diego Gas & Electric Co., 2.50%, 05/15/26
(Call 02/15/26)(a)	1,965	1,877,162
Sempra Energy, 5.40%, 08/01/26 (Call 07/01/26)	2,225	2,251,063
Sierra Pacific Power Co., 2.60%, 05/01/26
(Call 02/01/26)	1,451	1,382,403
Southern California Edison Co.
4.90%, 06/01/26 (Call 05/01/26)	1,665	1,670,273
Series 2020-C, 1.20%, 02/01/26 (Call 01/01/26)	1,356	1,265,611
Southern Co. (The), 3.25%, 07/01/26
(Call 04/01/26)	5,692	5,493,240
Southern Power Co., 0.90%, 01/15/26
(Call 12/15/25)(a)	1,571	1,452,232
Southwestern Electric Power Co.
Series K, 2.75%, 10/01/26 (Call 07/01/26)(a)	1,527	1,440,569
Series N, 1.65%, 03/15/26 (Call 02/15/26)	2,190	2,047,339
Virginia Electric & Power Co.
Series A, 3.15%, 01/15/26 (Call 10/15/25)	3,180	3,086,677
Series B, 2.95%, 11/15/26 (Call 08/15/26)	1,590	1,523,641
WEC Energy Group Inc.
4.75%, 01/09/26 (Call 12/09/25)(a)	3,985	3,975,937
5.60%, 09/12/26 (Call 08/12/26)(a)	2,690	2,748,108
Xcel Energy Inc., 3.35%, 12/01/26 (Call 06/01/26)	1,930	1,859,840
		121,500,242
Electrical Components & Equipment — 0.1%
Emerson Electric Co., 0.88%, 10/15/26
(Call 09/15/26)	3,798	3,455,448

Electronics — 1.2%
Amphenol Corp., 4.75%, 03/30/26	930	930,797
Arrow Electronics Inc., 6.13%, 03/01/26
(Call 03/01/24)(a)	1,680	1,680,757
Avnet Inc., 4.63%, 04/15/26 (Call 01/15/26)	2,278	2,245,693
Flex Ltd., 3.75%, 02/01/26 (Call 01/01/26)	3,215	3,123,979
Fortive Corp., 3.15%, 06/15/26 (Call 03/15/26)	3,352	3,220,166
Honeywell International Inc., 2.50%, 11/01/26
(Call 08/01/26)	6,528	6,225,366

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Electronics (continued)
Hubbell Inc., 3.35%, 03/01/26 (Call 12/01/25)(a)	$1,713	$1,661,218
Jabil Inc., 1.70%, 04/15/26 (Call 03/15/26)(a)	2,264	2,103,232
TD SYNNEX Corp., 1.75%, 08/09/26
(Call 07/09/26)	2,307	2,103,320
Tyco Electronics Group SA
3.70%, 02/15/26 (Call 11/15/25)	1,490	1,457,891
4.50%, 02/13/26(a)	2,060	2,052,887
Vontier Corp., 1.80%, 04/01/26 (Call 03/01/26)	2,233	2,062,136
		28,867,442
Entertainment — 0.2%
Warnermedia Holdings Inc., 6.41%, 03/15/26
(Call 03/15/24)	4,736	4,735,677

Environmental Control — 0.2%
Republic Services Inc., 2.90%, 07/01/26
(Call 04/01/26)	2,464	2,367,743
Veralto Corp., 5.50%, 09/18/26 (Call 08/18/26)(b)	3,235	3,278,036
		5,645,779
Food — 1.3%
Conagra Brands Inc., 5.30%, 10/01/26(a)	2,110	2,131,441
Flowers Foods Inc., 3.50%, 10/01/26
(Call 07/01/26)	1,125	1,086,352
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	2,851	2,709,010
Ingredion Inc., 3.20%, 10/01/26 (Call 07/01/26)	1,208	1,161,188
Kellanova, 3.25%, 04/01/26(a)	3,117	3,021,983
Kraft Heinz Foods Co., 3.00%, 06/01/26
(Call 03/01/26)(a)	7,945	7,630,708
Kroger Co. (The)
2.65%, 10/15/26 (Call 07/15/26)(a)	2,865	2,709,088
3.50%, 02/01/26 (Call 11/01/25)	2,186	2,131,412
McCormick & Co. Inc./MD, 0.90%, 02/15/26
(Call 01/15/26)(a)	2,068	1,908,655
Sysco Corp., 3.30%, 07/15/26 (Call 04/15/26)(a)	3,891	3,775,224
Tyson Foods Inc., 4.00%, 03/01/26 (Call 01/01/26)	3,198	3,139,390
		31,404,451
Gas — 0.3%
National Fuel Gas Co.
5.50%, 01/15/26 (Call 12/15/25)	1,792	1,799,587
5.50%, 10/01/26	1,070	1,077,655
Southern California Gas Co., Series TT, 2.60%,
06/15/26 (Call 03/15/26)	2,010	1,920,966
Southern Co. Gas Capital Corp., 3.25%, 06/15/26
(Call 03/15/26)	1,400	1,349,254
		6,147,462
Hand & Machine Tools — 0.3%
Regal Rexnord Corp., 6.05%, 02/15/26(b)	4,445	4,489,117
Stanley Black & Decker Inc., 6.27%, 03/06/26
(Call 03/06/24)	125	125,082
Stanley Black & Decker Inc., 3.40%, 03/01/26
(Call 01/01/26)	2,778	2,693,082
		7,307,281
Health Care - Products — 1.0%
Abbott Laboratories, 3.75%, 11/30/26
(Call 08/30/26)(a)	7,558	7,449,982
Agilent Technologies Inc., 3.05%, 09/22/26
(Call 06/22/26)	1,209	1,158,274
Baxter International Inc., 2.60%, 08/15/26
(Call 05/15/26)	2,600	2,460,348
Stryker Corp., 3.50%, 03/15/26 (Call 12/15/25)	5,415	5,292,200
	Par
Security	(000)	Value

Health Care - Products (continued)
Thermo Fisher Scientific Inc.
4.95%, 08/10/26 (Call 07/10/26)(a)	$1,060	$1,072,997
5.00%, 12/05/26 (Call 11/05/26)(a)	3,770	3,820,471
Zimmer Biomet Holdings Inc., 3.05%, 01/15/26
(Call 12/15/25)	2,476	2,394,546
		23,648,818
Health Care - Services — 1.7%
Elevance Health Inc.
1.50%, 03/15/26 (Call 02/15/26)	3,848	3,593,029
4.90%, 02/08/26 (Call 02/08/24)	1,515	1,509,201
HCA Inc.
5.25%, 06/15/26 (Call 12/15/25)	5,982	6,000,063
5.38%, 09/01/26 (Call 03/01/26)	4,385	4,411,598
5.88%, 02/15/26 (Call 08/15/25)	5,995	6,051,935
Humana Inc., 5.70%, 03/13/26 (Call 03/13/24)(a)	470	470,199
Laboratory Corp. of America Holdings, 1.55%,
06/01/26 (Call 05/01/26)	2,155	1,997,936
Providence St Joseph Health Obligated Group,
Series H, 2.75%, 10/01/26 (Call 07/01/26)(a)	815	768,926
Quest Diagnostics Inc., 3.45%, 06/01/26
(Call 03/01/26)	2,188	2,123,546
UnitedHealth Group Inc.
1.15%, 05/15/26 (Call 04/15/26)(a)	3,742	3,472,355
1.25%, 01/15/26	2,267	2,125,511
3.10%, 03/15/26	4,225	4,103,392
Universal Health Services Inc., 1.65%, 09/01/26
(Call 08/01/26)	2,540	2,322,708
UPMC, Series 2021, 1.80%, 04/15/26
(Call 01/15/26)(a)	100	92,830
		39,043,229
Holding Companies - Diversified — 1.8%
Ares Capital Corp.
2.15%, 07/15/26 (Call 06/15/26)	3,807	3,476,075
3.88%, 01/15/26 (Call 12/15/25)	5,123	4,925,256
Bain Capital Specialty Finance Inc.
2.55%, 10/13/26 (Call 09/13/26)(a)	1,120	1,016,270
2.95%, 03/10/26 (Call 02/10/26)(a)	1,472	1,375,449
Barings BDC Inc., 3.30%, 11/23/26
(Call 10/23/26)(a)	1,175	1,084,988
Blackstone Private Credit Fund, 2.63%, 12/15/26
(Call 11/15/26)	4,982	4,524,085
Blackstone Secured Lending Fund
2.75%, 09/16/26 (Call 08/16/26)(a)	2,885	2,657,717
3.63%, 01/15/26 (Call 12/15/25)	3,280	3,141,180
Blue Owl Capital Corp.
3.40%, 07/15/26 (Call 06/15/26)	4,023	3,762,428
4.25%, 01/15/26 (Call 12/15/25)	1,975	1,906,606
Blue Owl Credit Income Corp., 3.13%, 09/23/26
(Call 08/23/26)	1,540	1,412,238
FS KKR Capital Corp., 3.40%, 01/15/26
(Call 12/15/25)	4,241	4,035,004
Goldman Sachs BDC Inc., 2.88%, 01/15/26
(Call 12/15/25)	1,951	1,858,860
Golub Capital BDC Inc., 2.50%, 08/24/26
(Call 07/24/26)(a)	2,322	2,118,635
Main Street Capital Corp., 3.00%, 07/14/26
(Call 06/14/26)(a)	2,128	1,961,857
Prospect Capital Corp.
3.36%, 11/15/26 (Call 10/15/26)(a)	1,266	1,157,772
3.71%, 01/22/26 (Call 12/22/25)(a)	1,560	1,474,563

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Holding Companies - Diversified (continued)
Sixth Street Specialty Lending Inc., 2.50%, 08/01/26
(Call 07/01/26)	$1,201	$1,104,060
		42,993,043
Home Builders — 0.3%
DR Horton Inc., 1.30%, 10/15/26 (Call 09/15/26)	2,407	2,194,093
Lennar Corp., 5.25%, 06/01/26 (Call 12/01/25)	1,661	1,667,386
PulteGroup Inc., 5.50%, 03/01/26 (Call 12/01/25)	2,113	2,134,317
		5,995,796
Household Products & Wares — 0.1%
Kimberly-Clark Corp., 2.75%, 02/15/26	1,565	1,514,293

Insurance — 2.1%
Aflac Inc.
1.13%, 03/15/26 (Call 02/15/26)(a)	1,975	1,825,754
2.88%, 10/15/26 (Call 07/15/26)(a)	1,232	1,172,433
Allstate Corp. (The), 3.28%, 12/15/26
(Call 09/15/26)	2,003	1,930,270
Arch Capital Finance LLC, 4.01%, 12/15/26
(Call 09/15/26)	2,070	2,011,051
Berkshire Hathaway Inc., 3.13%, 03/15/26
(Call 12/15/25)	10,121	9,856,189
Chubb INA Holdings Inc., 3.35%, 05/03/26
(Call 02/03/26)(a)	6,325	6,144,831
CNA Financial Corp., 4.50%, 03/01/26
(Call 12/01/25)	2,243	2,222,259
Hanover Insurance Group Inc. (The), 4.50%,
04/15/26 (Call 01/15/26)	1,459	1,436,725
Lincoln National Corp., 3.63%, 12/12/26
(Call 09/15/26)(a)	1,255	1,212,631
Loews Corp., 3.75%, 04/01/26 (Call 01/01/26)	2,711	2,647,213
Manulife Financial Corp., 4.15%, 03/04/26	4,618	4,545,525
Marsh & McLennan Companies Inc., 3.75%,
03/14/26 (Call 12/14/25)	2,848	2,797,836
Munich Re America Corp., Series B, 7.45%,
12/15/26(a)	210	225,960
Old Republic International Corp., 3.88%, 08/26/26
(Call 07/26/26)(a)	2,507	2,428,866
Principal Financial Group Inc., 3.10%, 11/15/26
(Call 08/15/26)(a)	1,508	1,441,172
Prudential Financial Inc., 1.50%, 03/10/26
(Call 02/10/26)	2,795	2,612,138
Reinsurance Group of America Inc., 3.95%,
09/15/26 (Call 06/15/26)(a)	1,695	1,652,264
Trinity Acquisition PLC, 4.40%, 03/15/26
(Call 12/15/25)(a)	2,329	2,295,950
		48,459,067
Internet — 1.5%
Alphabet Inc., 2.00%, 08/15/26 (Call 05/15/26)(a)	8,384	7,934,941
Amazon.com Inc., 1.00%, 05/12/26 (Call 04/12/26)	10,910	10,099,328
Baidu Inc., 1.72%, 04/09/26 (Call 03/09/26)(a)	1,285	1,197,571
Booking Holdings Inc., 3.60%, 06/01/26
(Call 03/01/26)	4,546	4,441,159
eBay Inc., 1.40%, 05/10/26 (Call 04/10/26)(a)	3,563	3,301,558
Expedia Group Inc., 5.00%, 02/15/26
(Call 11/15/25)	3,980	3,980,119
JD.com Inc., 3.88%, 04/29/26	666	649,328
Netflix Inc., 4.38%, 11/15/26(a)	4,075	4,044,672
		35,648,676
Iron & Steel — 0.2%
ArcelorMittal SA, 4.55%, 03/11/26(a)	1,985	1,964,247
	Par
Security	(000)	Value

Iron & Steel (continued)
Steel Dynamics Inc., 5.00%, 12/15/26
(Call 12/15/24)(a)	$1,573	$1,567,923
Vale Overseas Ltd., 6.25%, 08/10/26(a)	170	173,496
		3,705,666
Lodging — 0.4%
Hyatt Hotels Corp., 4.85%, 03/15/26
(Call 12/15/25)(a)	2,072	2,054,660
Marriott International Inc./MD
5.45%, 09/15/26 (Call 08/15/26)(a)	1,550	1,572,691
Series R, 3.13%, 06/15/26 (Call 03/15/26)	3,416	3,282,971
Sands China Ltd., 4.05%, 01/08/26
(Call 12/08/25)(a)	2,875	2,769,603
		9,679,925
Machinery — 1.8%
Caterpillar Financial Services Corp.
0.90%, 03/02/26(a)	2,958	2,746,816
1.15%, 09/14/26(a)	1,472	1,354,247
2.40%, 08/09/26	1,405	1,335,630
4.35%, 05/15/26(a)	5,825	5,807,107
4.80%, 01/06/26(a)	2,285	2,295,830
CNH Industrial Capital LLC
1.45%, 07/15/26 (Call 06/15/26)(a)	2,465	2,269,092
1.88%, 01/15/26 (Call 12/15/25)	2,588	2,435,929
John Deere Capital Corp.
0.70%, 01/15/26	3,673	3,417,495
1.05%, 06/17/26(a)	1,957	1,806,522
1.30%, 10/13/26(a)	1,400	1,290,087
2.25%, 09/14/26	1,786	1,687,595
2.65%, 06/10/26(a)	1,624	1,557,437
4.75%, 06/08/26	1,855	1,867,165
4.80%, 01/09/26	4,690	4,717,916
5.05%, 03/03/26(a)	1,405	1,420,521
Westinghouse Air Brake Technologies Corp., 3.45%,
11/15/26 (Call 08/15/26)(a)	3,349	3,219,861
Xylem Inc./NY, 3.25%, 11/01/26 (Call 08/01/26)(a)	2,050	1,978,467
		41,207,717
Machinery - Diversified — 0.1%
John Deere Capital Corp., 5.15%, 09/08/26(a)	1,480	1,506,333

Manufacturing — 0.4%
3M Co., 2.25%, 09/19/26 (Call 06/19/26)(a)	2,301	2,154,093
Illinois Tool Works Inc., 2.65%, 11/15/26
(Call 08/15/26)	4,674	4,465,681
Teledyne Technologies Inc., 1.60%, 04/01/26
(Call 03/01/26)(a)	2,028	1,887,716
Textron Inc., 4.00%, 03/15/26 (Call 12/15/25)	1,680	1,649,653
		10,157,143
Media — 1.5%
Charter Communications Operating LLC/Charter
Communications Operating Capital, 6.15%,
11/10/26 (Call 10/10/26)(a)	3,555	3,631,124
Comcast Corp., 3.15%, 03/01/26 (Call 12/01/25)	9,261	9,007,954
Discovery Communications LLC, 4.90%, 03/11/26
(Call 12/11/25)(a)	3,632	3,618,997
Paramount Global, 4.00%, 01/15/26 (Call 10/15/25)	25	24,400
TCI Communications Inc., 7.88%, 02/15/26	2,109	2,232,090
Thomson Reuters Corp., 3.35%, 05/15/26
(Call 02/15/26)(a)	2,139	2,066,534

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Media (continued)
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	$3,926	$3,676,310
3.00%, 02/13/26(a)	3,816	3,694,345
Walt Disney Co. (The)
1.75%, 01/13/26	6,202	5,872,037
3.38%, 11/15/26 (Call 08/15/26)	1,754	1,705,549
		35,529,340
Mining — 0.4%
BHP Billiton Finance USA Ltd.
4.88%, 02/27/26	4,125	4,147,038
5.25%, 09/08/26	3,525	3,591,423
6.42%, 03/01/26(a)	1,035	1,069,562
		8,808,023
Office & Business Equipment — 0.2%
CDW LLC/CDW Finance Corp., 2.67%, 12/01/26
(Call 11/01/26)(a)	4,140	3,875,920

Oil & Gas — 3.1%
BP Capital Markets America Inc.
3.12%, 05/04/26 (Call 02/04/26)	4,610	4,459,972
3.41%, 02/11/26 (Call 12/11/25)	4,696	4,583,711
Chevron Corp., 2.95%, 05/16/26 (Call 02/16/26)	9,573	9,269,500
Diamondback Energy Inc., 3.25%, 12/01/26
(Call 10/01/26)	3,178	3,072,481
EOG Resources Inc., 4.15%, 01/15/26
(Call 10/15/25)(a)	4,441	4,403,534
Exxon Mobil Corp.
2.28%, 08/16/26 (Call 06/16/26)	4,700	4,473,001
3.04%, 03/01/26 (Call 12/01/25)(a)	9,880	9,606,713
HF Sinclair Corp., 5.88%, 04/01/26
(Call 01/01/26)(a)	3,163	3,198,194
Marathon Petroleum Corp., 5.13%, 12/15/26
(Call 09/15/26)	3,000	3,022,245
Occidental Petroleum Corp., 5.55%, 03/15/26
(Call 12/15/25)(a)	3,685	3,711,903
Ovintiv Inc., 5.38%, 01/01/26 (Call 10/01/25)	2,430	2,431,465
Phillips 66, 1.30%, 02/15/26 (Call 01/15/26)	2,151	2,001,309
Phillips 66 Co., 3.55%, 10/01/26 (Call 07/01/26)	1,703	1,651,995
Pioneer Natural Resources Co.
1.13%, 01/15/26 (Call 12/15/25)	1,004	935,949
5.10%, 03/29/26(a)	2,460	2,477,343
Shell International Finance BV
2.50%, 09/12/26	4,508	4,296,215
2.88%, 05/10/26	7,009	6,763,108
Valero Energy Corp., 3.40%, 09/15/26
(Call 06/15/26)	1,780	1,715,620
		72,074,258
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes
Co-Obligor Inc., 2.06%, 12/15/26 (Call 11/15/26)	2,333	2,174,142

Packaging & Containers — 0.4%
Amcor Finance USA Inc., 3.63%, 04/28/26
(Call 01/28/26)	2,135	2,067,064
Berry Global Inc., 1.57%, 01/15/26
(Call 12/15/25)(a)	5,669	5,293,399
WRKCo Inc., 4.65%, 03/15/26 (Call 01/15/26)	2,986	2,965,194
		10,325,657
Pharmaceuticals — 5.3%
AbbVie Inc.
2.95%, 11/21/26 (Call 09/21/26)	15,059	14,436,637
	Par
Security	(000)	Value

Pharmaceuticals (continued)
3.20%, 05/14/26 (Call 02/14/26)	$7,688	$7,461,357
Astrazeneca Finance LLC, 1.20%, 05/28/26
(Call 04/28/26)(a)	5,336	4,945,977
AstraZeneca PLC, 0.70%, 04/08/26 (Call 03/08/26)	5,292	4,880,578
Bristol-Myers Squibb Co., 3.20%, 06/15/26
(Call 04/15/26)	8,153	7,905,083
Cigna Group (The)
1.25%, 03/15/26 (Call 02/15/26)(a)	3,565	3,300,796
4.50%, 02/25/26 (Call 11/27/25)	5,384	5,341,817
5.69%, 03/15/26 (Call 03/15/24)	625	624,822
CVS Health Corp.
2.88%, 06/01/26 (Call 03/01/26)	6,738	6,442,299
3.00%, 08/15/26 (Call 06/15/26)	3,416	3,269,351
5.00%, 02/20/26 (Call 01/20/26)(a)	5,718	5,732,862
Johnson & Johnson, 2.45%, 03/01/26
(Call 12/01/25)(a)	9,238	8,886,142
McKesson Corp.
1.30%, 08/15/26 (Call 07/15/26)	2,110	1,939,584
5.25%, 02/15/26 (Call 02/15/24)(a)	135	135,043
Merck & Co. Inc., 0.75%, 02/24/26 (Call 01/24/26)(a)	4,826	4,485,115
Pfizer Inc.
2.75%, 06/03/26(a)	4,516	4,335,848
3.00%, 12/15/26(a)	6,789	6,534,034
Pfizer Investment Enterprises Pte Ltd., 4.45%,
05/19/26 (Call 04/19/26)(a)	11,513	11,458,408
Shire Acquisitions Investments Ireland DAC, 3.20%,
09/23/26 (Call 06/23/26)(a)	12,538	12,065,325
Utah Acquisition Sub Inc., 3.95%, 06/15/26
(Call 03/15/26)	9,436	9,163,196
		123,344,274
Pipelines — 3.1%
Boardwalk Pipelines LP, 5.95%, 06/01/26
(Call 03/01/26)	2,385	2,414,307
Enbridge Inc.
1.60%, 10/04/26 (Call 09/04/26)(a)	1,745	1,607,968
4.25%, 12/01/26 (Call 09/01/26)(a)	2,620	2,587,251
5.90%, 11/15/26 (Call 10/15/26)(a)	2,650	2,722,524
5.97%, 03/08/26 (Call 03/08/24)(a)	2,420	2,420,171
Energy Transfer LP
3.90%, 07/15/26 (Call 04/15/26)	2,298	2,236,372
4.75%, 01/15/26 (Call 10/15/25)	4,203	4,175,873
6.05%, 12/01/26 (Call 11/01/26)	4,075	4,185,389
Enterprise Products Operating LLC
3.70%, 02/15/26 (Call 11/15/25)	4,665	4,577,912
5.05%, 01/10/26	2,580	2,598,913
Kinder Morgan Inc., 1.75%, 11/15/26
(Call 10/15/26)(a)	2,113	1,945,705
Magellan Midstream Partners LP, 5.00%, 03/01/26
(Call 12/01/25)	2,649	2,651,598
MPLX LP, 1.75%, 03/01/26 (Call 02/01/26)(a)	6,050	5,666,059
ONEOK Inc.
5.55%, 11/01/26 (Call 10/01/26)	3,625	3,686,236
5.85%, 01/15/26 (Call 12/15/25)	1,746	1,771,085
Plains All American Pipeline LP/PAA Finance Corp.,
4.50%, 12/15/26 (Call 09/15/26)	3,471	3,438,505
Sabine Pass Liquefaction LLC, 5.88%, 06/30/26
(Call 12/31/25)	6,372	6,479,965
Spectra Energy Partners LP, 3.38%, 10/15/26
(Call 07/15/26)	2,073	1,997,725
TransCanada PipeLines Ltd.
4.88%, 01/15/26 (Call 10/15/25)(a)	4,051	4,042,758

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pipelines (continued)
6.20%, 03/09/26 (Call 03/09/24)(a)	$1,857	$1,857,282
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
02/01/26 (Call 11/01/25)	5,340	5,594,844
Western Midstream Operating LP, 4.65%, 07/01/26
(Call 04/01/26)	1,715	1,689,008
Williams Cos. Inc. (The), 5.40%, 03/02/26(a)	3,190	3,222,942
		73,570,392
Real Estate — 0.1%
CBRE Services Inc., 4.88%, 03/01/26
(Call 12/01/25)	3,059	3,046,083

Real Estate Investment Trusts — 4.8%
Alexandria Real Estate Equities Inc.
3.80%, 04/15/26 (Call 02/15/26)	1,485	1,447,789
4.30%, 01/15/26 (Call 10/15/25)	1,055	1,041,557
American Tower Corp.
1.45%, 09/15/26 (Call 08/15/26)(a)	2,175	1,988,705
1.60%, 04/15/26 (Call 03/15/26)	3,200	2,975,219
3.38%, 10/15/26 (Call 07/15/26)(a)	3,792	3,641,798
4.40%, 02/15/26 (Call 11/15/25)(a)	2,072	2,049,278
AvalonBay Communities Inc.
2.90%, 10/15/26 (Call 07/15/26)(a)	996	950,212
2.95%, 05/11/26 (Call 02/11/26)	2,055	1,975,012
Boston Properties LP
2.75%, 10/01/26 (Call 07/01/26)	4,194	3,905,861
3.65%, 02/01/26 (Call 11/03/25)(a)	4,028	3,888,264
Brixmor Operating Partnership LP, 4.13%, 06/15/26
(Call 03/15/26)(a)	2,775	2,700,296
Camden Property Trust, 5.85%, 11/03/26
(Call 10/03/26)(a)	1,350	1,389,268
Corporate Office Properties LP, 2.25%, 03/15/26
(Call 02/15/26)	1,538	1,443,929
Crown Castle Inc.
1.05%, 07/15/26 (Call 06/15/26)	3,973	3,605,221
3.70%, 06/15/26 (Call 03/15/26)	2,922	2,829,636
4.45%, 02/15/26 (Call 11/15/25)	3,813	3,765,133
CubeSmart LP, 3.13%, 09/01/26 (Call 06/01/26)(a)	1,259	1,196,585
EPR Properties, 4.75%, 12/15/26 (Call 09/15/26)(a)	848	818,739
Equinix Inc.
1.45%, 05/15/26 (Call 04/15/26)(a)	2,924	2,710,274
2.90%, 11/18/26 (Call 09/18/26)	2,487	2,362,030
ERP Operating LP, 2.85%, 11/01/26 (Call 08/01/26)	2,013	1,918,273
Essex Portfolio LP, 3.38%, 04/15/26 (Call 01/15/26)	1,662	1,606,281
Extra Space Storage LP, 3.50%, 07/01/26
(Call 04/01/26)(a)	2,542	2,452,086
Federal Realty OP LP, 1.25%, 02/15/26
(Call 01/15/26)	1,741	1,612,224
GLP Capital LP/GLP Financing II Inc., 5.38%,
04/15/26 (Call 01/15/26)	4,225	4,215,355
Healthcare Realty Holdings LP, 3.50%, 08/01/26
(Call 05/01/26)	2,422	2,320,371
Healthpeak OP LLC, 3.25%, 07/15/26
(Call 05/15/26)	2,452	2,360,734
Host Hotels & Resorts LP, Series F, 4.50%, 02/01/26
(Call 11/01/25)	1,830	1,801,362
Kimco Realty OP LLC, 2.80%, 10/01/26
(Call 07/01/26)	2,290	2,164,181
Kite Realty Group LP, 4.00%, 10/01/26
(Call 07/01/26)	1,190	1,133,652
Mid-America Apartments LP, 1.10%, 09/15/26
(Call 08/15/26)	1,380	1,254,575
	Par
Security	(000)	Value

Real Estate Investment Trusts (continued)
NNN REIT Inc., 3.60%, 12/15/26 (Call 09/15/26)(a)	$1,145	$1,100,814
Omega Healthcare Investors Inc., 5.25%, 01/15/26
(Call 10/15/25)(a)	2,861	2,850,971
Prologis LP
3.25%, 06/30/26 (Call 03/30/26)(a)	1,683	1,628,513
3.25%, 10/01/26 (Call 07/01/26)(a)	1,570	1,515,319
Public Storage Operating Co.
0.88%, 02/15/26 (Call 01/15/26)(a)	1,898	1,761,045
1.50%, 11/09/26 (Call 10/09/26)	3,075	2,831,395
Realty Income Corp.
0.75%, 03/15/26 (Call 02/15/26)(a)	1,296	1,186,040
4.13%, 10/15/26 (Call 07/15/26)(a)	2,458	2,419,249
4.45%, 09/15/26 (Call 06/15/26)	1,060	1,035,355
4.88%, 06/01/26 (Call 03/01/26)	2,299	2,298,408
5.05%, 01/13/26 (Call 01/13/24)	465	464,744
Sabra Health Care LP, 5.13%, 08/15/26
(Call 05/15/26)	2,015	1,987,325
Simon Property Group LP
3.25%, 11/30/26 (Call 08/30/26)(a)	3,115	3,006,890
3.30%, 01/15/26 (Call 10/15/25)	3,872	3,755,884
SITE Centers Corp., 4.25%, 02/01/26
(Call 11/01/25)	1,656	1,617,389
Tanger Properties LP, 3.13%, 09/01/26
(Call 06/01/26)	1,439	1,352,463
UDR Inc., 2.95%, 09/01/26 (Call 06/01/26)	1,440	1,366,956
Ventas Realty LP
3.25%, 10/15/26 (Call 07/15/26)(a)	1,726	1,638,748
4.13%, 01/15/26 (Call 10/15/25)	1,903	1,864,083
Welltower OP LLC, 4.25%, 04/01/26 (Call 01/01/26)	2,888	2,853,155
Weyerhaeuser Co., 4.75%, 05/15/26(a)	3,135	3,119,718
WP Carey Inc., 4.25%, 10/01/26 (Call 07/01/26)(a)	1,708	1,669,109
		112,847,473
Retail — 2.7%
AutoZone Inc.
3.13%, 04/21/26 (Call 01/21/26)	1,675	1,615,401
5.05%, 07/15/26	2,172	2,181,411
Home Depot Inc. (The)
2.13%, 09/15/26 (Call 06/15/26)(a)	4,083	3,849,209
3.00%, 04/01/26 (Call 01/01/26)	5,067	4,917,672
4.95%, 09/30/26 (Call 08/30/26)(a)	2,940	2,975,070
Lowe’s Companies Inc.
2.50%, 04/15/26 (Call 01/15/26)	5,936	5,660,973
4.80%, 04/01/26 (Call 03/01/26)(a)	4,460	4,465,170
McDonald’s Corp., 3.70%, 01/30/26
(Call 10/30/25)(a)	7,941	7,811,835
O’Reilly Automotive Inc.
3.55%, 03/15/26 (Call 12/15/25)	1,952	1,899,152
5.75%, 11/20/26 (Call 10/20/26)	2,945	3,019,151
Ross Stores Inc., 0.88%, 04/15/26 (Call 03/15/26)	2,332	2,143,906
Starbucks Corp.
2.45%, 06/15/26 (Call 03/15/26)	1,794	1,707,544
4.75%, 02/15/26 (Call 01/15/26)(a)	4,905	4,917,893
Target Corp., 2.50%, 04/15/26(a)	4,434	4,266,463
TJX Cos. Inc. (The), 2.25%, 09/15/26
(Call 06/15/26)	4,949	4,691,110
Walmart Inc.
3.05%, 07/08/26 (Call 05/08/26)(a)	3,175	3,082,186
4.00%, 04/15/26 (Call 03/15/26)	3,620	3,592,362
		62,796,508

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Semiconductors — 1.9%
Analog Devices Inc., 3.50%, 12/05/26
(Call 09/05/26)	$3,378	$3,295,179
Broadcom Inc., 3.46%, 09/15/26 (Call 07/15/26)(a)	3,546	3,428,545
Intel Corp.
2.60%, 05/19/26 (Call 02/19/26)	3,766	3,608,500
4.88%, 02/10/26	7,455	7,498,806
Lam Research Corp., 3.75%, 03/15/26
(Call 01/15/26)	3,495	3,435,057
Marvell Technology Inc., 1.65%, 04/15/26
(Call 03/15/26)	1,570	1,466,226
Micron Technology Inc., 4.98%, 02/06/26
(Call 12/06/25)(a)	2,915	2,918,550
NVIDIA Corp., 3.20%, 09/16/26 (Call 06/16/26)	4,693	4,563,031
NXP BV/NXP Funding LLC, 5.35%, 03/01/26
(Call 01/01/26)(a)	1,650	1,658,289
NXP BV/NXP Funding LLC/NXP USA Inc., 3.88%,
06/18/26 (Call 04/18/26)(a)	3,199	3,119,222
Skyworks Solutions Inc., 1.80%, 06/01/26
(Call 05/01/26)	2,648	2,464,688
Texas Instruments Inc., 1.13%, 09/15/26
(Call 08/15/26)	2,115	1,947,388
TSMC Arizona Corp., 1.75%, 10/25/26
(Call 09/25/26)	5,570	5,147,879
		44,551,360
Software — 3.1%
Broadridge Financial Solutions Inc., 3.40%, 06/27/26
(Call 03/27/26)	2,177	2,100,443
Concentrix Corp., 6.65%, 08/02/26 (Call 07/02/26)	3,500	3,582,291
Electronic Arts Inc., 4.80%, 03/01/26
(Call 12/01/25)(a)	2,170	2,176,511
Fidelity National Information Services Inc., 1.15%,
03/01/26 (Call 02/01/26)	4,841	4,501,267
Fiserv Inc., 3.20%, 07/01/26 (Call 05/01/26)	7,705	7,428,715
Intuit Inc., 5.25%, 09/15/26 (Call 08/15/26)(a)	3,045	3,102,984
Microsoft Corp.
2.40%, 08/08/26 (Call 05/08/26)	15,742	15,021,460
3.40%, 09/15/26 (Call 06/15/26)(b)	3,092	3,019,068
Oracle Corp.
1.65%, 03/25/26 (Call 02/25/26)	11,023	10,302,835
2.65%, 07/15/26 (Call 04/15/26)(a)	11,746	11,152,379
Roper Technologies Inc., 3.80%, 12/15/26
(Call 09/15/26)(a)	2,675	2,613,497
Take-Two Interactive Software Inc., 5.00%,
03/28/26	2,620	2,630,002
VMware LLC, 1.40%, 08/15/26 (Call 07/15/26)	6,485	5,933,566
		73,565,018
Telecommunications — 2.6%
AT&T Inc.
1.70%, 03/25/26 (Call 01/09/24)	11,355	10,635,532
2.95%, 07/15/26 (Call 04/15/26)(a)	1,161	1,110,713
3.88%, 01/15/26 (Call 10/15/25)	1,301	1,276,868
5.54%, 02/20/26 (Call 02/20/24)	895	895,488
Cisco Systems Inc.
2.50%, 09/20/26 (Call 06/20/26)(a)	7,275	6,947,872
2.95%, 02/28/26	2,841	2,757,239
Rogers Communications Inc., 2.90%, 11/15/26
(Call 08/15/26)	1,866	1,774,079
Sprint LLC, 7.63%, 03/01/26 (Call 11/01/25)	6,315	6,591,742
T-Mobile USA Inc.
1.50%, 02/15/26 (Call 01/15/26)	4,161	3,894,671
	Par
Security	(000)	Value

Telecommunications (continued)
2.25%, 02/15/26 (Call 02/15/24)(a)	$6,965	$6,609,313
2.63%, 04/15/26 (Call 04/15/24)(a)	4,605	4,387,660
Verizon Communications Inc.
1.45%, 03/20/26 (Call 02/20/26)	7,745	7,223,493
2.63%, 08/15/26	7,395	7,041,763
		61,146,433
Toys, Games & Hobbies — 0.1%
Hasbro Inc., 3.55%, 11/19/26 (Call 09/19/26)	2,619	2,496,335

Transportation — 1.4%
Canadian National Railway Co., 2.75%, 03/01/26
(Call 12/01/25)(a)	2,904	2,798,787
Canadian Pacific Railway Co., 1.75%, 12/02/26
(Call 11/02/26)	4,010	3,706,658
CSX Corp., 2.60%, 11/01/26 (Call 08/01/26)(a)	3,641	3,465,517
FedEx Corp., 3.25%, 04/01/26 (Call 01/01/26)	3,032	2,937,659
JB Hunt Transport Services Inc., 3.88%, 03/01/26
(Call 01/01/26)(a)	3,446	3,373,369
Norfolk Southern Corp., 2.90%, 06/15/26
(Call 03/15/26)	2,605	2,498,841
Ryder System Inc.
1.75%, 09/01/26 (Call 08/01/26)(a)	1,535	1,419,043
2.90%, 12/01/26 (Call 10/01/26)	1,713	1,617,836
Union Pacific Corp.
2.75%, 03/01/26 (Call 12/01/25)(a)	2,470	2,382,805
4.75%, 02/21/26 (Call 01/21/26)	2,260	2,269,511
United Parcel Service Inc., 2.40%, 11/15/26
(Call 08/15/26)	2,137	2,029,971
Walmart Inc., 1.05%, 09/17/26 (Call 08/17/26)(a)	4,640	4,274,876
		32,774,873
Trucking & Leasing — 0.1%
GATX Corp., 3.25%, 09/15/26 (Call 06/15/26)	1,690	1,621,915

Venture Capital — 0.0%
Hercules Capital Inc., 2.63%, 09/16/26
(Call 08/16/26)	1,111	1,003,638

Total Long-Term Investments — 98.4%
(Cost: $2,342,888,760)		2,306,134,417

	Shares

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 5.51%(d)(e)(f)	94,837,030	94,893,932
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.32%(d)(e)	13,500,000	13,500,000

Total Short-Term Securities — 4.6%
(Cost: $108,354,683)		108,393,932

Total Investments — 103.0%
(Cost: $2,451,243,443)		2,414,528,349

Liabilities in Excess of Other Assets — (3.0)%		(69,479,321)

Net Assets — 100.0%		$2,345,049,028

(a)	All or a portion of this security is on loan.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2024

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$53,339,978	$41,545,338	(a)	$—		$2,420	$6,196	$94,893,932	94,837,030	$45,356	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,737,000	—		(1,237,000	)(a)	—	—	13,500,000	13,500,000	176,048		—
						$2,420	$6,196	$108,393,932		$221,404		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$2,306,134,417	$—	$2,306,134,417

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2026 Term Corporate ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$108,393,932	$—	$—	$108,393,932
	$108,393,932	$2,306,134,417	$—	$2,414,528,349

Portfolio Abbreviation

REIT	Real Estate Investment Trust